Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of Pension and Retirement Expenses
Our pension and retirement expenses for all employees for the years ended December 31, 2020, 2019 and 2018 were:

Year ended December 31 (€, in millions)	2018	2019	2020
Pension plan based on multi-employer union plan	74.0	96.6	126.8
Pension plans based on defined contribution	48.0	55.9	55.8
Pension and retirement expenses	122.0	152.5	182.6